Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets

		December 31, 2021			December 31, 2020
	Weighted- Average Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
		(in millions)			(in millions)
Agency and carrier relationships	6.9	$13.5	$(1.7)	$11.8	$13.5	$(0.1)	$13.4
State licenses and domain name	Indefinite	10.5	—	10.5	7.1	—	7.1
Customer relationships	3.2	13.7	(6.0)	7.7	13.2	(3.8)	9.4
Developed technology	0.3	3.6	(2.7)	0.9	3.6	(1.4)	2.2
VOBA	0.7	0.1	(0.1)	—	0.1	—	0.1
Other	6.5	2.0	(0.7)	1.3	1.9	(0.2)	1.7

Total intangible assets, net		$43.4	$(11.2)	$32.2	$39.4	$(5.5)	$33.9

Schedule of Finite-Lived Intangible Assets

		December 31, 2021			December 31, 2020
	Weighted- Average Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
		(in millions)			(in millions)
Agency and carrier relationships	6.9	$13.5	$(1.7)	$11.8	$13.5	$(0.1)	$13.4
State licenses and domain name	Indefinite	10.5	—	10.5	7.1	—	7.1
Customer relationships	3.2	13.7	(6.0)	7.7	13.2	(3.8)	9.4
Developed technology	0.3	3.6	(2.7)	0.9	3.6	(1.4)	2.2
VOBA	0.7	0.1	(0.1)	—	0.1	—	0.1
Other	6.5	2.0	(0.7)	1.3	1.9	(0.2)	1.7

Total intangible assets, net		$43.4	$(11.2)	$32.2	$39.4	$(5.5)	$33.9

Finite-lived Intangible Assets Amortization Expense
As of December 31, 2021, the projected annual amortization expense for the Company’s intangible assets for the next five years is as follows (in millions):

Year ending December 31,
2022	$5.2
2023	4.2
2024	4.0
2025	2.4
2026	1.7
Thereafter	4.2

Total	$21.7